Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Motor Vehicles [Member]
Property and Equipment, Net [Line Items]
Property and equipment of finance lease right use of assets	$ 139,351
Equipment [Member]
Property and Equipment, Net [Line Items]
Property and equipment of finance lease right use of assets		$ 191,882